Segment Information (Details 3) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Total net sales by location of customer:
Consolidated net sales	$ 813,111	$ 802,829	$ 757,874	$ 789,227	$ 749,222	$ 782,316	$ 752,986	$ 715,209	$ 3,163,041	$ 2,999,733	$ 2,864,427
United States
Total net sales by location of customer:
Consolidated net sales									2,024,178	1,938,751	1,898,535
United Kingdom
Total net sales by location of customer:
Consolidated net sales									675,378	641,752	596,927
Canada
Total net sales by location of customer:
Consolidated net sales									129,476	111,047	95,639
Netherlands
Total net sales by location of customer:
Consolidated net sales									98,673	84,167	80,221
Ireland
Total net sales by location of customer:
Consolidated net sales									36,655	33,341	33,774
Other foreign countries
Total net sales by location of customer:
Consolidated net sales									$ 198,681	$ 190,675	$ 159,331